Schedule of Investments

January 31, 2022 (Unaudited)

Schedule of Investments
LSV U.S. Managed Volatility Fund
	Shares	Value (000)
U.S. Common Stock (99.3%)
Aerospace & Defense (2.2%)
Huntington Ingalls Industries	1,400	$262
L3Harris Technologies	1,900	398
Lockheed Martin	700	272
Northrop Grumman	1,100	407

		1,339

Agricultural Operations (0.7%)
Archer-Daniels-Midland	5,900	443

Agricultural Products (0.4%)
Ingredion	2,700	256

Application Software (0.5%)
Open Text	6,300	302

Asset Management & Custody Banks (1.5%)
Bank of New York Mellon	15,500	919

Automotive (1.0%)
Toyota Motor ADR	3,200	635

Automotive Retail (1.7%)
AutoZone*	300	596
Murphy USA	2,300	452

		1,048

Banks (2.8%)
Bank of Montreal	4,100	464
Bank of Nova Scotia	4,500	324
Canadian Imperial Bank of Commerce	3,500	439
US Bancorp	8,200	478

		1,705

Biotechnology (2.5%)
Amgen	4,000	908
Gilead Sciences	9,200	632

		1,540

Broadcasting (0.5%)
Fox	8,000	325

Cable & Satellite (0.4%)
Cogeco Communications	2,900	238

Commercial Services (2.2%)
CSG Systems International	9,600	545
Western Union	43,000	813

		1,358

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Computers & Peripherals (1.0%)
Canon ADR	26,300	$624

Computers & Services (4.1%)
eBay	9,000	541
Oracle	23,700	1,923

		2,464

Consumer Products (0.7%)
Sturm Ruger	6,500	437

Drug Retail (0.3%)
Walgreens Boots Alliance	3,500	174

Electric Utilities (1.9%)
Evergy	18,200	1,182

Electrical Services (3.7%)
Entergy	6,000	671
Exelon	5,500	319
Portland General Electric	17,800	934
PPL	10,800	321

		2,245

Environmental & Facilities Services (0.8%)
Republic Services, Cl A	2,000	255
Waste Management	1,600	241

		496

Food, Beverage & Tobacco (7.9%)
Altria Group	10,800	550
Conagra Brands	17,200	598
General Mills	17,300	1,188
JM Smucker	8,600	1,209
Kellogg	4,800	302
Tyson Foods, Cl A	9,700	882

		4,729

Gas/Natural Gas (1.4%)
National Fuel Gas	6,600	401
UGI	10,100	458

		859

General Merchandise Stores (3.1%)
Canadian Tire, Cl A	2,700	390
Target	6,900	1,521

		1,911

Gold (0.9%)
Newmont	9,100	557

Health Care Services (0.6%)
DaVita*	3,300	358

Schedule of Investments

January 31, 2022 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Health Care Distributors (0.4%)
McKesson	1,000	$257

Health Care Services (1.7%)
CVS Health	4,540	484
Quest Diagnostics	4,000	540

		1,024

Homebuilding (0.5%)
DR Horton	3,700	330

Industrial Machinery (0.9%)
Snap-on	2,700	562

Insurance (6.7%)
Aflac	7,800	490
Allstate	10,100	1,219
American Financial Group	2,400	313
Berkshire Hathaway, Cl B*	3,900	1,220
Loblaw	10,100	779

		4,021

IT Consulting & Other Services (5.7%)
Amdocs	22,900	1,739
CACI International, Cl A*	1,800	445
International Business Machines	8,700	1,162
Kyndryl Holdings*	1,740	29

		3,375

Machinery (1.7%)
Allison Transmission Holdings	13,000	494
Cummins	2,400	530

		1,024

Media & Entertainment (1.3%)
Comcast, Cl A	16,300	815

Metal & Glass Containers (0.7%)
Berry Global Group*	5,900	398

Mortgage REITs (0.4%)
Annaly Capital Management	27,200	215

Office Equipment (0.6%)
3M	2,200	365

Office REITs (0.6%)
Brandywine Realty Trust	27,900	359
Orion Office REIT*	482	8

		367

Oil & Gas Storage & Transportation (0.8%)
Kinder Morgan	28,900	502

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Packaged Foods & Meats (1.0%)
Kraft Heinz	17,400	$623

Paper Packaging (1.4%)
International Paper	7,800	376
Sealed Air	7,200	489

		865

Petroleum & Fuel Products (0.5%)
Chevron	2,500	328

Pharmaceuticals (11.0%)
Bristol-Myers Squibb	9,600	623
GlaxoSmithKline ADR	14,900	668
Johnson & Johnson	10,600	1,825
Merck	19,930	1,624
Organon	1,993	64
Pfizer	29,700	1,565
Sanofi ADR	4,600	239

		6,608

Retail (2.4%)
Kroger	27,600	1,203
Walmart	1,800	252

		1,455

Retail REITs (0.6%)
Realty Income	4,822	335

Semi-Conductors/Instruments (2.4%)
Intel	30,300	1,479

Specialized Consumer Services (1.0%)
H&R Block	10,440	239
Service International	5,900	364

		603

Specialized REITs (1.0%)
Iron Mountain	12,700	583

Specialty Chemicals (0.7%)
NewMarket	1,300	439

Systems Software (0.3%)
VMware, Cl A	1,498	192

Technology Hardware, Storage & Peripherals (2.3%)
Dell Technologies, Cl C*	3,400	193
Seagate Technology Holdings	11,300	1,211

		1,404

Telephones & Telecommunications (9.6%)
AT&T	44,500	1,135
Cisco Systems	28,500	1,586
F5*	1,300	270

Schedule of Investments

January 31, 2022 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Telephones & Telecommunications (continued)
Juniper Networks	17,300	$602
Nippon Telegraph & Telephone ADR	23,100	662
Verizon Communications	28,400	1,511

		5,766

Wireless Telecommunication Services (0.3%)
SK Telecom ADR	7,713	202

TOTAL U.S. COMMON STOCK (Cost $49,041)		60,281

	Face Amount (000)
Repurchase Agreement (0.5%)
South Street Securities 0.010%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $270 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $132, 0.125% - 2.750%, 05/15/22 - 02/15/43; total market value $276)	$270	270

TOTAL REPURCHASE AGREEMENT (Cost $270)		270

Total Investments – 99.8% (Cost $49,311)		$60,551

Percentages are based on Net Assets of $60,690 (000).
* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$60,281	$—	$—	$60,281
Repurchase Agreement	—	270	—	270

Total Investments in Securities	$60,281	$270	$—	$60,551

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-007-1600

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